PORTFOLIO OF INVESTMENTS
USAA Core Short-Term Bond ETF
May 31, 2019 (unaudited)
Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	BONDS (100.0%)
	ASSET-BACKED SECURITIES (11.4%)
	Asset Backed Securities (11.4%)
	Automobile ABS (7.8%)
$500	AmeriCredit Automobile Receivables Trust	2.60%	9/18/2023	$502
500	Bank of The West Auto Trust(a)	2.96	2/15/2024	500
400	Bank of The West Auto Trust(a)	3.98	5/15/2024	413
500	Canadian Pacer Auto Receivables Trust(a)	3.63	1/19/2024	516
1,000	CarMax Auto Owner Trust	2.22	8/16/2021	996
85	Centre Point Funding, LLC(a)	2.61	8/20/2021	85
500	Credit Acceptance Auto Loan Trust(a)	4.29	11/15/2024	501
500	Credit Acceptance Auto Loan Trust(a)	3.60	4/15/2027	508
500	Drive Auto Receivables Trust	3.66	11/15/2024	507
500	GM Financial Consumer Automobile Receivables Trust	3.02	5/16/2023	507
500	OSCAR U.S. Funding Trust VI, LLC(a)	3.30	5/10/2024	506
10	Santander Drive Auto Receivables Trust	2.74	12/15/2021	10
119	Santander Drive Auto Receivables Trust	3.09	4/15/2022	120
250	Santander Drive Auto Receivables Trust	3.52	12/15/2022	253
				5,924
	Credit Card ABS (0.7%)
500	Synchrony Credit Card Master Note Trust	2.19	6/15/2023	498
	Other ABS (2.9%)
500	CNH Equipment Trust	2.47	12/16/2024	502
500	GreatAmerica Leasing Receivables Funding, LLC(a)	2.83	6/17/2024	504
93	MMAF Equipment Finance, LLC(a)	1.93	7/16/2021	93
100	MMAF Equipment Finance, LLC(a)	1.76	1/17/2023	99
435	PSNH Funding, LLC	3.09	2/01/2026	443
457	SCF Equipment Leasing, LLC(a)	3.77	1/20/2023	463
115	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	116
				2,220
	Total Asset Backed Securities			8,642
	Total Asset-Backed Securities (cost: $8,539)			8,642
	BANK LOANS (2.0%)(b)
	Consumer, Non-cyclical (1.3%)
	Commercial Services (0.6%)
494	Worldpay, LLC (3 mo. LIBOR + 1.75%)	4.20	1/16/2023	493
	Healthcare-Services (0.7%)
496	DaVita, Inc. (3 mo. LIBOR + 2.75%)	5.19	6/24/2021	497
	Total Consumer, Non-cyclical			990

1    |    USAA Core Short-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Technology (0.7%)
	Software (0.7%)
$500	First Data Corp. (3 mo. LIBOR + 2.00%)	4.44%	4/26/2024	$500
	Total Bank Loans (cost: $1,492)			1,490
	COLLATERALIZED LOAN OBLIGATIONS (2.5%)
	Asset Backed Securities (2.5%)
	Other ABS (2.5%)
500	Madison Park Funding XI Ltd. (3 mo. LIBOR + 1.16%) (a)	3.75(c)	7/23/2029	500
500	Oaktree EIF Ltd. (3 mo. LIBOR + 2.00%) (a)	4.59(c)	10/20/2027	500
392	Palmer Square Loan Funding Ltd. (3 mo. LIBOR + 0.65%) (a)	3.25(c)	7/15/2026	391
500	Palmer Square Loan Funding Ltd. (3 mo. LIBOR + 1.05%) (a)	3.65(c)	7/15/2026	499
	Total Asset Backed Securities			1,890
	Total Collateralized Loan Obligations (cost: $1,888)			1,890
	COMMERCIAL MORTGAGE SECURITIES (1.6%)
	Mortgage Securities (1.6%)
	Commercial MBS (1.6%)
500	Citigroup Commercial Mortgage Trust (a)	4.38	1/10/2024	532
225	WFRBS Commercial Mortgage Trust	4.09(d)	6/15/2045	232
426	WFRBS Commercial Mortgage Trust	2.45	11/15/2045	424
	Total Mortgage Securities			1,188
	Total Commercial Mortgage Securities (cost: $1,162)			1,188
	CORPORATE OBLIGATIONS (52.5%)
	Basic Materials (1.2%)
	Chemicals (0.7%)
500	INVISTA Finance, LLC (a)	4.25	10/15/2019	504
	Iron/Steel (0.5%)
400	Reliance Steel & Aluminum Co.	4.50	4/15/2023	418
	Total Basic Materials			922
	Communications (3.7%)
	Media (2.0%)
500	Comcast Corp.	3.30	10/01/2020	505
500	Fox Corp. (a)	3.67	1/25/2022	513
500	Time Warner Cable, LLC	5.00	2/01/2020	506
				1,524
	Telecommunications (1.7%)
500	AT&T, Inc.	2.45	6/30/2020	499
500	Hughes Satellite Systems Corp.	6.50	6/15/2019	500
250	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II, LLC / Sprint Spectrum Co. III, LLC (a)	3.36	3/20/2023	250
				1,249
	Total Communications			2,773
	Consumer, Cyclical (2.4%)
	Auto Manufacturers (0.7%)
500	Ford Motor Credit Co., LLC	3.20	1/15/2021	499

Portfolio of Investments    |    2

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Home Builders (1.7%)
$598	Lennar Corp.	4.50%	6/15/2019	$598
300	Lennar Corp.	2.95	11/29/2020	299
389	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.	4.38	6/15/2019	387
				1,284
	Total Consumer, Cyclical			1,783
	Consumer, Non-cyclical (8.7%)
	Agriculture (1.7%)
500	Altria Group, Inc.	4.75	5/05/2021	519
750	Philip Morris International, Inc.	2.90	11/15/2021	757
				1,276
	Beverages (0.5%)
400	Constellation Brands, Inc.	2.70	5/09/2022	400
	Commercial Services (0.6%)
400	Ecolab, Inc.	4.35	12/08/2021	418
	Food (1.9%)
725	JBS USA LUX S.A. / JBS USA Finance, Inc. (a)	7.25	6/01/2021	725
750	Mondelez International Holdings Netherlands B.V. (a)	1.63	10/28/2019	747
				1,472
	Healthcare-Services (1.7%)
500	HCA, Inc.	6.50	2/15/2020	512
250	Orlando Health Obligated Group	2.72	10/01/2019	250
500	SSM Health Care Corp.	3.69	6/01/2023	520
				1,282
	Pharmaceuticals (2.3%)
400	CVS Health Corp.	2.13	6/01/2021	395
500	Elanco Animal Health, Inc. (a)	3.91	8/27/2021	511
802	Mylan N.V.	2.50	6/07/2019	802
				1,708
	Total Consumer, Non-cyclical			6,556
	Energy (6.0%)
	Oil & Gas (1.3%)
500	EQT Corp. (3 mo. LIBOR + 0.77%)	3.36(c)	10/01/2020	500
500	Exxon Mobil Corp.	2.40	3/06/2022	501
				1,001
	Pipelines (4.7%)
271	Andeavor Logistics, LP / Tesoro Logistics Finance Corp.	3.50	12/01/2022	276
500	DCP Midstream Operating, LP (a)	5.35	3/15/2020	507
500	Energy Transfer Operating, LP	7.50	10/15/2020	531
400	Enterprise Products Operating, LLC	2.55	10/15/2019	399
400	EQM Midstream Partners, LP	4.75	7/15/2023	408
500	Midwest Connector Capital Co., LLC (a)	3.63	4/01/2022	510
400	NuStar Logistics, LP	4.80	9/01/2020	405
500	Rockies Express Pipeline, LLC (a)	5.63	4/15/2020	510
				3,546
	Total Energy			4,547
	Financial (21.8%)
	Banks (8.1%)
500	Associated Bank, N.A.	3.50	8/13/2021	508

3    |    USAA Core Short-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$500	Bank of America Corp.	2.15%	11/09/2020	$498
200	Cadence BanCorp (a)	4.88	6/28/2019	200
400	Citigroup, Inc. (3 mo. LIBOR + 0.72%)	3.14(e)	1/24/2023	403
294	Citizens Bank, N.A.	2.25	10/30/2020	293
500	Flagstar Bancorp., Inc.	6.13	7/15/2021	526
500	Huntington National Bank	2.40	4/01/2020	499
340	PNC Financial Services Group, Inc.	6.70	6/10/2019	340
400	Regions Bank	2.75	4/01/2021	400
250	Santander Holdings USA, Inc.	4.45	12/03/2021	258
250	Santander Holdings USA, Inc.	3.40	1/18/2023	252
400	SunTrust Banks, Inc.	2.90	3/03/2021	403
500	U.S. Bank, N.A.	2.85	1/23/2023	506
500	Wells Fargo & Co.	3.00	1/22/2021	504
500	Zions Bancorp N.A.	3.35	3/04/2022	507
				6,097
	Diversified Financial Services (2.5%)
500	Air Lease Corp.	3.50	1/15/2022	508
350	Capital One Financial Corp.	2.40	10/30/2020	349
500	HSBC Finance Corp.	6.68	1/15/2021	526
500	Navient Corp.	8.00	3/25/2020	516
				1,899
	Insurance (5.3%)
400	Assurant, Inc. (3 mo. LIBOR + 1.25%)	3.86(c)	3/26/2021	399
250	CNO Financial Group, Inc.	4.50	5/30/2020	254
500	Infinity Property & Casualty Corp.	5.00	9/19/2022	524
500	Metropolitan Life Global Funding I (a)	3.45	10/09/2021	510
500	New York Life Global Funding (a)	2.00	4/13/2021	496
400	Primerica, Inc.	4.75	7/15/2022	422
500	Protective Life Global Funding (a)	3.10	4/15/2024	509
430	Prudential Financial, Inc.	7.38	6/15/2019	431
500	Reliance Standard Life Global Funding II (a)	2.50	1/15/2020	499
				4,044
	Investment Companies (2.0%)
500	Ares Capital Corp.	3.88	1/15/2020	502
500	FS KKR Capital Corp.	4.00	7/15/2019	500
500	Main Street Capital Corp.	5.20	5/01/2024	519
				1,521
	REITS (3.1%)
400	AvalonBay Communities, Inc.	3.63	10/01/2020	405
500	CoreCivic, Inc.	4.13	4/01/2020	500
600	Office Properties Income Trust	3.60	2/01/2020	602
300	Sabra Health Care, LP / Sabra Capital Corp.	5.38	6/01/2023	306
500	Senior Housing Properties Trust	6.75	12/15/2021	529
				2,342
	Savings & Loans (0.8%)
580	Sterling Bancorp.	3.50	6/08/2020	582
	Total Financial			16,485
	Industrial (3.5%)
	Electronics (0.9%)
656	ADT Security Corp.	5.25	3/15/2020	666
	Machinery-Diversified (0.7%)
500	Wabtec Corp. (3 mo. LIBOR + 1.30%)	3.91(c)	9/15/2021	500
	Miscellaneous Manufacturers (0.6%)
500	General Electric Co.	2.20	1/09/2020	498

Portfolio of Investments    |    4

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Transportation (1.3%)
$500	Ryder System, Inc.	2.25%	9/01/2021	$496
500	TTX Co. (a)	2.60	6/15/2020	500
				996
	Total Industrial			2,660
	Technology (0.7%)
	Semiconductors (0.7%)
500	Broadcom,Inc. (a)	3.13	4/15/2021	501
	Utilities (4.5%)
	Electric (3.1%)
400	AEP Texas, Inc.	2.40	10/01/2022	399
500	AES Corp.	4.00	3/15/2021	504
500	Public Service Electric & Gas Co.	3.25	9/01/2023	518
400	Sempra Energy	2.90	2/01/2023	401
500	Sierra Pacific Power Co.	3.38	8/15/2023	512
				2,334
	Gas (1.4%)
500	National Fuel Gas Co.	4.90	12/01/2021	519
525	WGL Holdings, Inc.	2.25	11/01/2019	522
				1,041
	Total Utilities			3,375
	Total Corporate Obligations (cost: $39,300)			39,602
	EURODOLLAR AND YANKEE OBLIGATIONS (11.6%)
	Basic Materials (0.7%)
	Chemicals (0.7%)
500	Yara International ASA (a)	7.88	6/11/2019	500
	Communications (0.3%)
	Telecommunications (0.3%)
246	Telecom Italia Capital S.A.	7.18	6/18/2019	247
	Consumer, Cyclical (1.1%)
	Airlines (0.1%)
65	Virgin Australia Pass-Through Trust (a)	5.00	4/23/2025	66
	Leisure Time (0.3%)
250	Silversea Cruise Finance Ltd. (a)	7.25	2/01/2025	269
	Retail (0.7%)
500	Alimentation Couche-Tard, Inc. (a)	2.70	7/26/2022	499
	Total Consumer, Cyclical			834
	Consumer, Non-cyclical (2.9%)
	Agriculture (0.7%)
500	B.A.T. International Finance plc	1.63	9/09/2019	498
	Beverages (0.7%)
500	Anheuser-Busch InBev Worldwide, Inc.	4.15	1/23/2025	528
	Food (0.7%)
550	Marfrig Holdings Europe B.V.	6.88	6/24/2019	551

5    |    USAA Core Short-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Household Products/Wares (0.5%)
$400	Reckitt Benckiser Treasury Services plc (a)	2.38%	6/24/2022	$396
	Pharmaceuticals (0.3%)
252	Teva Pharmaceutical Finance Netherlands B.V.	1.70	7/19/2019	252
	Total Consumer, Non-cyclical			2,225
	Diversified (1.0%)
	Holding Companies-Diversified (1.0%)
750	CK Hutchison International Ltd. (a)	2.75	3/29/2023	751
	Energy (0.6%)
	Oil & Gas (0.6%)
470	Cenovus Energy, Inc.	5.70	10/15/2019	475
	Financial (2.3%)
	Banks (1.1%)
300	Banco Santander Chile (a)	2.50	12/15/2020	300
250	BBVA Bancomer S.A. (a)	6.50	3/10/2021	262
250	Santander UK Group Holdings plc (3 mo. LIBOR + 1.08%)	3.37(e)	1/05/2024	249
				811
	Diversified Financial Services (0.5%)
400	ORIX Corp.	2.95	7/23/2020	401
	REITS (0.7%)
500	Scentre Group Trust (a)	2.38	4/28/2021	496
	Total Financial			1,708
	Industrial (2.7%)
	Electronics (0.7%)
500	Tyco Electronics Group S.A. (3 mo. LIBOR + 0.45%)	3.05(c)	6/05/2020	501
	Engineering & Construction (0.6%)
475	Heathrow Funding Ltd. (a)	4.88	7/15/2023	498
	Miscellaneous Manufacturers (0.7%)
500	Smiths Group plc (a)	3.63	10/12/2022	503
	Trucking & Leasing (0.7%)
500	Park Aerospace Holdings Ltd. (a)	3.63	3/15/2021	501
	Total Industrial			2,003
	Total Eurodollar and Yankee Obligations (cost: $8,686)			8,743
	FOREIGN GOVERNMENT OBLIGATIONS (1.6%)
700	Province of Alberta	1.90	12/06/2019	699
500	Province of Quebec	2.75	8/25/2021	507
	Total Foreign Government Obligations (cost: $1,203)			1,206
	MUNICIPAL OBLIGATIONS (8.1%)
	California (0.3%)
250	San Jose Redev. Agency Successor Agency	2.63	8/01/2022	253
	Colorado (0.8%)
600	City of Loveland CO Electric & Communications Enterprise Revenue	2.85	12/01/2023	612

Portfolio of Investments    |    6

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Connecticut (0.7%)
$500	State	3.75%	9/15/2020	$508
	Illinois (0.6%)
500	City of Chicago Wastewater Transmission	3.73	1/01/2020	502
	Massachusetts (0.7%)
500	Development Finance Agency	3.52	7/01/2020	504
	New Jersey (1.1%)
150	EDA	3.30	6/15/2019	150
150	EDA	3.50	6/15/2020	151
250	EDA	3.80	6/15/2020	252
300	Educational Facilities Auth.	2.47	9/01/2021	299
				852
	New York (0.7%)
500	Dormitory Auth.	3.18	3/15/2022	512
	Rhode Island (0.7%)
500	Commerce Corp.	2.86	5/01/2024	510
	Texas (1.8%)
500	A&M University	2.95	5/15/2023	509
150	City of Houston	2.62	3/01/2021	152
150	City of Houston	2.77	3/01/2022	153
500	State	3.11	10/01/2023	519
				1,333
	Wisconsin (0.7%)
500	Public Finance Auth. (LOC - Citizens Financial Group)	3.75	2/01/2022	502
	Total Municipal Obligations (cost: $6,007)			6,088
	U.S. TREASURY SECURITIES (8.7%)
	Notes (8.7%)
1,680	U.S. Treasury Note	1.13	7/31/2021	1,651
1,500	U.S. Treasury Note	1.25	7/31/2023	1,460
700	U.S. Treasury Note	1.63	7/31/2020	695
1,000	U.S. Treasury Note	1.63	10/15/2020	994
1,750	U.S. Treasury Note	1.88	9/30/2022	1,749
	Total U.S. Treasury Securities (cost: $6,471)			6,549
	Total Bonds (cost: $74,748)			75,398
Number of Shares
	MONEY MARKET INSTRUMENTS (0.1%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
88,445	State Street Institutional Treasury Money Market Fund Premier Class, 2.30%(f) (cost: $89)			89
	Total Investments (cost: $74,837)			$75,487

7    |    USAA Core Short-Term Bond ETF

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$8,642	$—	$8,642
Bank Loans	—	1,490	—	1,490
Collateralized Loan Obligations	—	1,890	—	1,890
Commercial Mortgage Securities	—	1,188	—	1,188
Corporate Obligations	—	39,602	—	39,602
Eurodollar and Yankee Obligations	—	8,743	—	8,743
Foreign Government Obligations	—	1,206	—	1,206
Municipal Obligations	—	6,088	—	6,088
U.S. Treasury Securities	6,549	—	—	6,549
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	89	—	—	89
Total	$6,638	$68,849	$—	$75,487
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.
At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments    |    8

NOTES TO PORTFOLIO
OF INVESTMENTS
May 31, 2019 (unaudited)
GENERAL NOTES
A.  Security valuation – USAA ETF TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Core Short-Term Bond ETF (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Funds are valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the USAA Asset Management Company (the Manager) will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such

9    |    USAA Core Short-Term Bond ETF

as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.
6.  Repurchase agreements are valued at cost.
7.  In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Notes to Portfolio of Investments    |    10

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $75,436,000 at May 31, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.1% of net assets at May 31, 2019.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
EDA	Economic Development Authority
LIBOR	London Interbank Offered Rate
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.
Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES
(a)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.

11    |    USAA Core Short-Term Bond ETF

(b)	Bank loans (loans) – are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at May 31, 2019. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.
(c)	Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at May 31, 2019.
(d)	Stated interest rates may change slightly over time as underlying mortgages paydown.
(e)	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.
(f)	Rate represents the money market fund annualized seven-day yield at May 31, 2019.

Notes to Portfolio of Investments    |    12